Consolidated statement of comprehensive (loss)/income (parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Actuarial (losses)/gains from defined benefit plans, tax expense (benefit)	$ (13,000,000)	$ (11,000,000)	$ 2,000,000
Fair value adjustments on equity securities, tax expense (benefit)	$ (3,000,000)	$ 5,000,000	$ 0